Treasury Shares - Summary of Changes in Treasury Shares (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Changes in treasury shares [Line Items]
Increase (decrease) through treasury share transactions, equity			₩ 265,120
Payment to acquire treasury shares		₩ 15,788	₩ 285,487
Number of Treasury shares Retired	0	4,043,091
Bonus payment to employees [Member]
Disclosure of Changes in treasury shares [Line Items]
Distribution of treasury shares	4,860	503,612
Proceeds from sale or issue of treasury shares	₩ 238	₩ 24,807
Gain loss on disposal treasury share	24	₩ 181
Exercise Of Stock Option [Member]
Disclosure of Changes in treasury shares [Line Items]
Increase (decrease) through treasury share transactions, equity	4,191
Gain loss on disposal treasury share	₩ 1,164
Treasury Shares Granted	91,073
Kako Co Ltd [Member]
Disclosure of Changes in treasury shares [Line Items]
Number of share acquired		317,000
Payment to acquire treasury shares		₩ 15,788